LVIP Macquarie Value Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.00%
Aerospace & Defense–3.27%
Northrop Grumman Corp.	85,600	$45,202,792
		45,202,792
Banks–6.38%
Truist Financial Corp.	998,400	42,701,568
U.S. Bancorp	995,200	45,510,496
		88,212,064
Chemicals–3.47%
DuPont de Nemours, Inc.	538,683	48,002,042
		48,002,042
Communications Equipment–6.31%
Cisco Systems, Inc.	804,600	42,820,812
Motorola Solutions, Inc.	98,800	44,423,444
		87,244,256
Consumer Staples Distribution & Retail–1.57%
†Dollar Tree, Inc.	309,200	21,742,944
		21,742,944
Distributors–2.66%
Genuine Parts Co.	262,841	36,713,631
		36,713,631
Electric Utilities–3.16%
Duke Energy Corp.	379,500	43,756,350
		43,756,350
Electronic Equipment, Instruments & Components–3.00%
†Teledyne Technologies, Inc.	94,658	41,428,020
		41,428,020
Entertainment–5.57%
Electronic Arts, Inc.	279,237	40,053,755
Walt Disney Co.	384,084	36,945,040
		76,998,795
Financial Services–3.24%
Fidelity National Information Services, Inc.	534,834	44,792,348
		44,792,348
Food Products–5.95%
Conagra Brands, Inc.	1,363,904	44,354,158
Hershey Co.	197,915	37,956,139
		82,310,297
Health Care Equipment & Supplies–5.95%
Baxter International, Inc.	1,078,000	40,931,660
†Hologic, Inc.	508,088	41,388,848
		82,320,508
Health Care Providers & Services–5.37%
Cigna Group	117,451	40,689,724
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
CVS Health Corp.	534,300	$33,596,784
		74,286,508
Industrial Conglomerates–3.00%
Honeywell International, Inc.	200,473	41,439,774
		41,439,774
Insurance–6.54%
Allstate Corp.	240,006	45,517,138
Travelers Cos., Inc.	191,906	44,929,033
		90,446,171
IT Services–3.03%
Cognizant Technology Solutions Corp. Class A	542,322	41,856,412
		41,856,412
Machinery–3.20%
Dover Corp.	231,057	44,302,869
		44,302,869
Oil, Gas & Consumable Fuels–5.52%
Chevron Corp.	249,000	36,670,230
Exxon Mobil Corp.	337,900	39,608,638
		76,278,868
Pharmaceuticals–5.63%
Johnson & Johnson	250,400	40,579,824
Merck & Co., Inc.	328,300	37,281,748
		77,861,572
Professional Services–3.35%
†Amentum Holdings, Inc.	283,659	9,148,003
Jacobs Solutions, Inc.	283,659	37,130,963
		46,278,966
Residential REITs–3.15%
Equity Residential	585,100	43,566,546
		43,566,546
Software–3.14%
Oracle Corp.	255,107	43,470,233
		43,470,233
Specialty Retail–3.42%
Lowe's Cos., Inc.	174,700	47,317,495
		47,317,495
Textiles, Apparel & Luxury Goods–3.12%
NIKE, Inc. Class B	487,458	43,091,287
		43,091,287
Total Common Stock (Cost $1,104,097,580)		1,368,920,748

LVIP Macquarie Value Fund–1

LVIP Macquarie Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.96%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	13,216,287	$13,216,287
Total Money Market Fund (Cost $13,216,287)		13,216,287

TOTAL INVESTMENTS–99.96% (Cost $1,117,313,867)	$1,382,137,035
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	557,823
NET ASSETS APPLICABLE TO 50,486,435 SHARES OUTSTANDING–100.00%	$1,382,694,858

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Macquarie Value Fund–2